Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: May 10, 2023

Payment Date	5/15/2023
Collection Period Start	4/1/2023
Collection Period End	4/30/2023
Interest Period Start	4/17/2023
Interest Period End	5/14/2023

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$71,592,409.44	$26,314,431.33	$45,277,978.11	0.097121	Feb-25
Class A-3 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$683,875,409.44	$26,314,431.33	$657,560,978.11

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$687,266,619.43	$660,952,188.10	0.487254
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$687,266,619.43	$660,952,188.10
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$71,592,409.44	0.32000%	30/360	$19,091.31
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$299,145.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$683,875,409.44			$459,310.06

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$687,266,619.43	$660,952,188.10
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$687,266,619.43	$660,952,188.10
Number of Receivables Outstanding	48,665	47,863
Weighted Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	42	41

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,156,365.30
Principal Collections	$26,222,333.08
Liquidation Proceeds	$98,853.10
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$28,477,551.48
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$28,477,551.48

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$572,722.18	$572,722.18	$—	$—	$27,904,829.30
Interest - Class A-1 Notes	$—	$—	$—	$—	$27,904,829.30
Interest - Class A-2 Notes	$19,091.31	$19,091.31	$—	$—	$27,885,737.99
Interest - Class A-3 Notes	$299,145.00	$299,145.00	$—	$—	$27,586,592.99
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$27,495,254.99
First Allocation of Principal	$—	$—	$—	$—	$27,495,254.99
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$27,480,672.61
Second Allocation of Principal	$—	$—	$—	$—	$27,480,672.61
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$27,464,508.84
Third Allocation of Principal	$9,359,221.34	$9,359,221.34	$—	$—	$18,105,287.50
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$18,086,297.90
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,522,297.90
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,522,297.90
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$1,131,087.91
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,131,087.91
Remaining Funds to Certificates	$1,131,087.91	$1,131,087.91	$—	$—	$—
Total	$28,477,551.48	$28,477,551.48	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$687,266,619.43	$660,952,188.10
Note Balance	$683,875,409.44	$657,560,978.11
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	7	$92,098.25
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	43	$98,853.10
Monthly Net Losses (Liquidation Proceeds)			$(6,754.85)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.06)%
Second Preceding Collection Period			0.25%
Preceding Collection Period			0.20%
Current Collection Period			(0.01)%
Four-Month Average Net Loss Ratio			0.09%
Cumulative Net Losses for All Periods			$1,369,275.43
Cumulative Net Loss Ratio			0.10%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.19%	74	$1,230,236.45
60-89 Days Delinquent	0.06%	29	$427,282.84
90-119 Days Delinquent	0.02%	6	$124,490.74
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.27%	109	$1,782,010.03

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$49,244.03
Total Repossessed Inventory		6	$65,851.53

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		35	$551,773.58
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.10%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.10%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.25	0.04%	11	0.02%